Disclosure of share-based payment arrangements (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Share-based Payments	$ 1,820,724	$ 1,415,639	$ 970,796
General and Administrative Expenses [Member]
Statements Line Items
Share-based Payments	1,031,751	676,054	467,939
Exploration Expenditures [Member]
Statements Line Items
Share-based Payments	788,973	739,585	502,857
Shares issued for services [Member]
Statements Line Items
Share-based Payments	266,452	358,490
Shares issued for services [Member] | General and Administrative Expenses [Member]
Statements Line Items
Share-based Payments	99,975	85,500
Shares issued for services [Member] | Exploration Expenditures [Member]
Statements Line Items
Share-based Payments	166,477	272,990
Commitment to issue shares [Member]
Statements Line Items
Share-based Payments		23,825	27,462
Commitment to issue shares [Member] | General and Administrative Expenses [Member]
Statements Line Items
Share-based Payments		0	27,462
Commitment to issue shares [Member] | Exploration Expenditures [Member]
Statements Line Items
Share-based Payments		23,825	0
RSU's vested [Member]
Statements Line Items
Share-based Payments	164,313	27,575
RSU's vested [Member] | General and Administrative Expenses [Member]
Statements Line Items
Share-based Payments	164,313	27,575
RSU's vested [Member] | Exploration Expenditures [Member]
Statements Line Items
Share-based Payments	0	0
Fair value of stock options granted [Member]
Statements Line Items
Share-based Payments	1,389,959	1,005,749	943,334
Fair value of stock options granted [Member] | General and Administrative Expenses [Member]
Statements Line Items
Share-based Payments	767,463	562,979	440,477
Fair value of stock options granted [Member] | Exploration Expenditures [Member]
Statements Line Items
Share-based Payments	$ 622,496	$ 442,770	$ 502,857